Summary of Significant Accounting Policies - Revisions to Prior Periods (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales	$ 71,765	$ 48,811	[1]	$ 13,914	[1]
Purchased Product	33,801	23,326	[1]	5,681	[1]
Operating	5,569	4,716	[1]	1,955	[1]
Transportation and Blending	11,530	8,038	[1]	4,728	[1]
Depreciation, Depletion and Amortization	4,679	5,886	[1]	3,464	[1]
Purchased Product, Transportation and Blending		31,364
Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		2,404
Transportation and Blending		8,625
Purchased Product, Transportation and Blending		11,029
Canadian Manufacturing
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		6,215
Purchased Product		5,156
Operating		486
Depreciation, Depletion and Amortization		226
Gross sales less purchased product		347
Retail
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		0
Purchased Product		0
Operating		0
Depreciation, Depletion and Amortization		0
Gross sales less purchased product		0
Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales	(7,464)	(5,291)		(609)
Purchased Product	(5,533)	(3,844)		(278)
Operating	(1,270)	(783)		(306)
Transportation and Blending	(664)	(676)		(36)
Depreciation, Depletion and Amortization	$ 113	118		$ 161
Gross sales less purchased product		(771)
Previously Reported
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		23,481
Transportation and Blending		7,883
Purchased Product, Transportation and Blending		31,364
Previously Reported | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		3,188
Transportation and Blending		7,841
Purchased Product, Transportation and Blending		11,029
Previously Reported | Canadian Manufacturing
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		4,472
Purchased Product		3,552
Operating		388
Depreciation, Depletion and Amortization		167
Gross sales less purchased product		365
Previously Reported | Retail
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		2,158
Purchased Product		2,019
Operating		98
Depreciation, Depletion and Amortization		59
Gross sales less purchased product		(18)
Previously Reported | Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		(5,706)
Purchased Product		(4,888)
Transportation and Blending		(47)
Gross sales less purchased product		(771)
Revisions
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		(155)
Transportation and Blending		155
Purchased Product, Transportation and Blending		0
Revisions | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		(784)
Transportation and Blending		784
Purchased Product, Transportation and Blending		0
Revisions | Canadian Manufacturing
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		0
Purchased Product		0
Operating		0
Depreciation, Depletion and Amortization		0
Gross sales less purchased product		0
Revisions | Retail
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		0
Purchased Product		0
Operating		0
Depreciation, Depletion and Amortization		0
Gross sales less purchased product		0
Revisions | Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		0
Purchased Product		629
Transportation and Blending		(629)
Gross sales less purchased product		0
Segment Aggregation
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		0
Transportation and Blending		0
Purchased Product, Transportation and Blending		0
Segment Aggregation | Oil Sands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Purchased Product		0
Transportation and Blending		0
Purchased Product, Transportation and Blending		0
Segment Aggregation | Canadian Manufacturing
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		1,743
Purchased Product		1,604
Operating		98
Depreciation, Depletion and Amortization		59
Gross sales less purchased product		(18)
Segment Aggregation | Retail
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		(2,158)
Purchased Product		(2,019)
Operating		(98)
Depreciation, Depletion and Amortization		(59)
Gross sales less purchased product		18
Segment Aggregation | Corporate and Eliminations
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Gross Sales		415
Purchased Product		415
Transportation and Blending		0
Gross sales less purchased product		$ 0

[1]	See Note 3X for revisions to prior period results.